Revenue from Contracts with Customers: Domestic and international passenger traffic - (Details) - individual	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	44,112	41,823	33,180
Total international passengers	26,448	24,518	16,172
Number of total passengers	70,560	66,341	49,352
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	21,273	18,701	15,057
Total international passengers	22,195	20,823	14,081
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	10,919	9,404	9,139
Total international passengers	1,278	907	545
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	11,920	13,718	8,984
Total international passengers	2,975	2,788	1,546